Earnings Per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share (EPS) [Abstract]
Basic EPS - Common Shares
Numerator	2011	2012	2013
Net income	$12,953,386	$13,176,164	$15,307,658
Less: Series B-1 Preferred Shares dividends	-	(1,238,516)	(1,077,090)
Less: Redemption of Series B-1 Preferred Shares	-	(1,762,511)	(2,062,788)
Less: Series C Preferred Shares dividends	-	-	(735,281)
Less: Income attributable to non-vested share awards	(103,947)	(189,769)	(270,783)
Net income available to common shareholders	$12,849,439	$9,985,368	$11,161,716

Denominator
Weighted average number of common shares outstanding, basic	15,433,519	17,980,980	23,587,529

Net income per common share, basic	$0.83	$0.56	$0.47

Diluted EPS - Common Shares
Numerator	2011	2012	2013
Net income	$12,953,386	$13,176,164	$15,307,658
Less: Series B-1 Preferred Shares dividends	-	(1,238,516)	(1,077,090)
Less: Redemption of Series B-1 Preferred Shares	-	(1,762,511)	(2,062,788)
Less: Series C Preferred Shares dividends	-	-	(735,281)
Plus: Dividends on Series B-1 Preferred Shares, if converted to common shares	-	864,133	1,077,090
Less: Income attributable to non-vested share awards	(103,947)	-	(270,783)
Net income available to common shareholders	$12,849,439	$11,039,270	$12,238,806

Denominator
Weighted average number of common shares outstanding, basic	15,433,519	17,980,980	23,587,529
Effect of Series B-1 Preferred Shares, if converted to common shares	-	2,415,653	3,133,151
Weighted average number of common shares outstanding, diluted	15,433,519	20,396,633	26,720,680

Net income per common share, diluted	$0.83	$0.54	$0.46